RESULT FROM INVESTMENTS - Narrative (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Investment [Line Items]
Other income from subsidiaries, jointly controlled entities and associates	€ 2,665	€ 2,437	€ 3,066
Ferrari Financial Services GmbH
Investment [Line Items]
Other income from subsidiaries, jointly controlled entities and associates	€ 2,665	€ 2,437	€ 3,066